Taxation - Reconciliation (Details) - USD ($) $ in Millions							12 Months Ended
	Jan. 01, 2021	Apr. 01, 2020	Mar. 31, 2020	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation
Reported tax rate (as a percentage)							(3.00%)
Deferred tax credit relating to reduction in other tax rates							$ 334	$ 616	$ 16
Credit adjustment to tax rate due to expiry of statute of limitations and conclusion of tax authority review							$ 188
Tax rate adjustment, term									13 years
Reported tax rate excluding effects of adjustment (as a percentage)							21.00%
Cash tax paid							$ 537
Cash tax paid as a percentage of profit before tax (as a percentage)							27.00%
Prior period current tax adjustment								105	$ 67
Deferred tax for unremitted earnings of Group companies overseas							$ 0
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised							$ 8,144	$ 8,359	$ 6,884
Tax rate (as a percentage)							19.00%	19.25%	20.00%
Tax charge							$ (37)	$ 1
Profit before tax							1,993	2,227	$ 3,552
Notional taxation charge at UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)							379	429	710
Differences in effective overseas tax rates							18	(212)	(233)
Unrecognised deferred tax asset							7	(105)	242
Items not deductible for tax purposes							167	203	132
Items not chargeable for tax purposes							(6)	(14)	(7)
Other items							(164)	(133)	(538)
Adjustments in respect of prior periods							(124)	(193)	(144)
Taxation recognised in the profit for the period							(57)	$ (641)	146
US
Taxation
Tax rate (as a percentage)						21.00%		35.00%
Tax credit								$ 617
DUTCH AND SWEDEN
Taxation
Deferred tax credit relating to reduction in other tax rates							297
Tax credit							$ 297
DUTCH
Taxation
Tax rate (as a percentage)							25.00%
SWEDEN
Taxation
Tax rate (as a percentage)					21.40%		22.00%
Forecast
Taxation
UK Statutory Corporation Tax rate			18.00%
Forecast | DUTCH
Taxation
Tax rate (as a percentage)	20.50%			22.55%
Forecast | SWEDEN
Taxation
Tax rate (as a percentage)	20.60%
UK Statutory Corporation Tax Rate after reduction
Taxation
UK Statutory Corporation Tax rate		17.00%
Agreements between tax authorities in respect of transfer pricing arrangements
Taxation
Tax charge							$ 24	45
Expiry of relevant statute of limitations
Taxation
Tax credit related to transfer pricing arrangements									453
Tax credit related to statute of limitations									280
Tax credit								$ 178
Provision build for transfer pricing contingencies
Taxation
Tax charge									$ 195